Share-based payments (Details) - Equity Incentive Plan [Member] - USD ($)		1 Months Ended	6 Months Ended
	May 01, 2024	Apr. 30, 2024	Jun. 30, 2024
Share-based payments [Line Items]
Exercise price	$ 0.5911
Share-based compensation			$ 1,773,300
Common Class A [Member]
Share-based payments [Line Items]
Granted shares		3,000,000